Annual Total Returns	Dec. 31, 2024
Prospectus #1 | Eaton Vance Dividend Builder Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Dividend Builder Fund | Class A
Bar Chart Table:
2015	2.91%
2016	9.21%
2017	18.89%
2018	(5.40%)
2019	31.09%
2020	12.32%
2021	24.42%
2022	(9.75%)
2023	11.16%
2024	14.51%
Prospectus #1 | Eaton Vance Growth Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Growth Fund | Class A
Bar Chart Table:
2015	7.04%
2016	2.32%
2017	25.42%
2018	0.27%
2019	30.38%
2020	37.16%
2021	19.62%
2022	(29.63%)
2023	38.30%
2024	32.46%
Prospectus #1 | Eaton Vance Large-Cap Value Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Large-Cap Value Fund | Class A
Bar Chart Table:
2015	(1.08%)
2016	9.56%
2017	14.80%
2018	(6.83%)
2019	29.79%
2020	2.28%
2021	24.29%
2022	(2.78%)
2023	7.92%
2024	11.49%
Prospectus #1 | Eaton Vance Small-Cap Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Small-Cap Fund | Class A
Bar Chart Table:
2015	(2.78%)
2016	19.32%
2017	14.91%
2018	(5.81%)
2019	27.54%
2020	12.73%
2021	21.18%
2022	(15.53%)
2023	11.28%
2024	11.93%
Prospectus #2 | Eaton Vance Balanced Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Eaton Vance Balanced Fund | Class A
Bar Chart Table:
2015	2.65%
2016	4.60%
2017	13.53%
2018	(3.43%)
2019	23.63%
2020	14.20%
2021	14.01%
2022	(15.58%)
2023	16.05%
2024	19.46%
Prospectus #3 | Eaton Vance Greater India Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Eaton Vance Greater India Fund | Class A
Bar Chart Table:
2015	(4.96%)
2016	2.64%
2017	44.80%
2018	(12.13%)
2019	10.46%
2020	13.42%
2021	24.04%
2022	(15.54%)
2023	20.60%
2024	17.51%
Prospectus #4 | Eaton Vance Core Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #4 | Eaton Vance Core Bond Fund | Class A
Bar Chart Table:
2015	(0.31%)
2016	2.48%
2017	4.20%
2018	(0.64%)
2019	9.00%
2020	7.88%
2021	0.36%
2022	(13.33%)
2023	5.81%
2024	2.77%